Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 115,320,000	$ 23,880,000	$ 5,550,000	$ 11,170,000	$ 155,920,000
British Columbia
Total	1,300,000		830,000		2,130,000
Constancia
Total	106,770,000	$ 23,880,000	2,180,000	$ 11,170,000	144,000,000
Copper World
Total	120,000		1,460,000		1,580,000
Manitoba
Total	$ 7,130,000		$ 1,080,000		$ 8,210,000